Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2018

A.	DATES	Begin	End	# days

1	Payment Date		10/15/2018
2	Collection Period	8/2/2018	9/30/2018	60
3	Monthly Interest Period-Actual	9/19/2018	10/14/2018	26
4	Monthly Interest - Scheduled	9/19/2018	10/14/2018	26

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	87,000,000.00	87,000,000.00	-	-	28,635,186.53	58,364,813.47	0.6708599
6	Class A-2a Notes	208,000,000.00	208,000,000.00	-	-	-	208,000,000.00	1.0000000
7	Class A-2b Notes	94,000,000.00	94,000,000.00	-	-	-	94,000,000.00	1.0000000
8	Class A-3 Notes	302,000,000.00	302,000,000.00	-	-	-	302,000,000.00	1.0000000
9	Class A-4 Notes	70,000,000.00	70,000,000.00	-	-	-	70,000,000.00	1.0000000
10	Total Class A Notes	761,000,000.00	761,000,000.00	-	-	28,635,186.53	732,364,813.47
11	Class B Notes	39,800,000.00	39,800,000.00	-	-	-	39,800,000.00	1.0000000

12	Total Notes	$800,800,000.00	800,800,000.00	$0.00	$0.00	$28,635,186.53	772,164,813.47

	Overcollateralization
13	Exchange Note	42,104,423.90	42,104,423.90				49,317,386.89
14	Series 2018-B Notes	93,656,047.10	93,656,047.10				94,090,189.83

15	Total Overcollateralization	135,760,471.00	135,760,471.00				143,407,576.72
16	Total Target Overcollateralization	$149,849,675.36	149,849,675.36				149,849,675.36

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		2.26923%	142,583.29	1.6388884	28,635,186.53	329.1400751	0.00
18	Class A-2a Notes		2.96000%	444,657.78	2.1377778	0.00	0.0000000	0.00
19	Class A-2b Notes	2.16813%	2.34813%	159,411.94	1.6958717	0.00	0.0000000	0.00
20	Class A-3 Notes		3.19000%	695,774.44	2.3038889	0.00	0.0000000	0.00
21	Class A-4 Notes		3.30000%	166,833.33	2.3833333	0.00	0.0000000	0.00
22	Total Class A Notes			1,609,260.78	2.1146659	28,635,186.53	37.6283660	0.00
23	Class B Notes		3.43000%	98,593.44	2.4772221	0.00	0.0000000	0.00

24	Totals			1,707,854.22	2.1326851	28,635,186.53	35.7582249	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	894,456,047.10	894,456,047.10	866,255,003.30

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	7.25%	7.25%
27	Aggregate Securitization Value	936,560,471.00	915,572,390.19
28	Aggregate Base Residual Value (Not Discounted)	680,765,837.79	675,489,055.48

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	-	-
30	Turn-in Ratio on Scheduled Terminations			0.00%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	37,135	936,560,471.00
32	Depreciation/Payments		(11,867,055.15)
33	Gross Credit Losses	(20)	(483,248.12)
34	Early Terminations — Regular	-	-
35	Scheduled Terminations — Returned	(4)	(86,048.63)
36	Payoff Units & Lease Reversals	(230)	(8,551,728.91)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	36,881	915,572,390.19

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2018

C.	SERVICING FEE

39	Servicing Fee Due	1,534,918.55

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	1,534,918.55

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,682,802.35
43	Beginning Reserve Account Balance	4,682,802.35
44	Ending Reserve Account Balance	4,682,802.35

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	36,647	99.48%	909,203,592.15
46	31 - 60 Days Delinquent	160	0.44%	4,412,053.85
47	61 - 90 Days Delinquent	30	0.08%	855,881.85
48	91 -120 Days Delinquent	-	-	-
49	121+ Days Delinquent	-	-	-

50	Total	36,837	100.00%	914,471,527.85

51	Total 61+ Delinquent as % End of Period Securitization Value				0.09%
52	Delinquency Trigger Occurred				NO

53	Prepayment Speed (1 Month)				0.32%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	4	86,048.63
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(67,829.68)
56	Less: Excess Wear and Tear Received in Current Period		(361.41)
57	Less: Excess Mileage Received in Current Period		(2,174.82)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		15,682.72

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		0.02%
60	Prior Period Net Residual Losses/(Gains) Ratio		N/A
61	Second Prior Period Net Residual Losses/(Gains) Ratio		N/A
62	Third Prior Period Net Residual Losses/(Gains) Ratio		N/A
63	Four Month Average		N/A

64	Beginning Cumulative Net Residual Losses		-
65	Current Period Net Residual Losses		15,682.72

66	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		15,682.72

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
68	Aggregate Securitization Value on charged-off units	20	483,248.12
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(508,738.21)

70	Current Period Net Credit Losses/(Gains)		(25,490.09)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		-0.03%
72	Prior Period Net Credit Losses/(Gains) Ratio		N/A
73	Second Prior Period Net Credit Losses/(Gains) Ratio		N/A
74	Third Prior Period Net Credit Losses/(Gains) Ratio		N/A
75	Four Month Average		N/A

76	Beginning Cumulative Net Credit Losses		-
77	Current Period Net Credit Losses		(25,490.09)

78	Ending Cumulative Net Credit Losses		(25,490.09)

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

World Omni Automobile Lease Securitization Trust 2018-B	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2018

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	24,724,285.29
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	80,035.25
82	Liquidation Proceeds, Recoveries & Expenses	114,767.00
83	Insurance Proceeds	393,971.21
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	(9,669.34)
85	Payoff Payments	6,630,081.13
86	All Other Payments Received	-

87	Collected Amounts	31,933,470.54

88	Investment Earnings on Collection Account	18,258.21

89	Total Collected Amounts - Available for Distribution	31,951,728.75

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	1,534,918.55
91	Interest on the Exchange Note - to the Trust Collection Account	2,215,766.40
92	Principal on the Exchange Note - to the Trust Collection Account	28,201,043.80
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	-
94	Remaining Funds Payable to Trust Collection Account	-

95	Total Distributions	31,951,728.75

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	30,416,810.20

97	Investment Earnings on Reserve Account	2,976.48

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	30,419,786.68

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	76,745.93
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	1,609,260.78
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	98,593.44
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	28,635,186.53
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	-

110	Total Distributions	30,419,786.68

CREDIT RISK RETENTION INFORMATION

111	The fair value of the Notes and the Certificates on the Closing Date is summarized below. The totals in the table may not sum due to rounding:

		Fair Value	Fair Value
112	Class of Securities	(in millions)	(as a percentage)
113	Class A Notes	$760.96	82.23%
114	Class B Notes	$39.79	4.30%
115	Certificates	$124.63	13.47%
116	Total	$925.39	100.00%

117	The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.